Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

September 30, 2019

Dates Covered
Collections Period	09/01/19 - 09/30/19
Interest Accrual Period	09/16/19 - 10/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/19	466,870,881.86	25,832
Yield Supplement Overcollateralization Amount 08/31/19	29,136,174.23	0
Receivables Balance 08/31/19	496,007,056.09	25,832
Principal Payments	18,503,767.56	525
Defaulted Receivables	571,309.11	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/19	27,597,949.38	0
Pool Balance at 09/30/19	449,334,030.04	25,278

Pool Statistics	$ Amount	# of Accounts
Pool Factor	54.12%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,835,525.46	234
Past Due 61-90 days	1,559,195.09	65
Past Due 91-120 days	373,210.68	17
Past Due 121+ days	0.00	0
Total	6,767,931.23	316

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	352,798.15
Aggregate Net Losses/(Gains) - September 2019	218,510.96
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.53%
Prior Net Losses Ratio	0.73%
Second Prior Net Losses Ratio	0.60%
Third Prior Net Losses Ratio	0.66%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	11,907,351.80
Actual Overcollateralization	11,907,351.80
Weighted Average APR	2.98%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	48.39

Flow of Funds	$ Amount

Collections	20,086,925.21
Investment Earnings on Cash Accounts	8,051.40
Servicing Fee	(413,339.21)
Transfer to Collection Account	0.00
Available Funds	19,681,637.40

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,016,563.94
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	5,164,773.45
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,907,351.80
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,528,174.54

Total Distributions of Available Funds	19,681,637.40

Servicing Fee	413,339.21
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 09/16/19	454,498,803.49
Principal Paid	17,072,125.25
Note Balance @ 10/15/19	437,426,678.24

Class A-1
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2
Note Balance @ 09/16/19	85,458,803.49
Principal Paid	17,072,125.25
Note Balance @ 10/15/19	68,386,678.24
Note Factor @ 10/15/19	25.0684304%

Class A-3
Note Balance @ 09/16/19	272,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	272,800,000.00
Note Factor @ 10/15/19	100.0000000%

Class A-4
Note Balance @ 09/16/19	71,720,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	71,720,000.00
Note Factor @ 10/15/19	100.0000000%

Class B
Note Balance @ 09/16/19	24,520,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	24,520,000.00
Note Factor @ 10/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,081,337.61
Total Principal Paid	17,072,125.25
Total Paid	18,153,462.86

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	183,024.27
Principal Paid	17,072,125.25
Total Paid to A-2 Holders	17,255,149.52

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.3468906
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.2646670
Total Distribution Amount	22.6115576

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.6709101
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	62.5811043
Total A-2 Distribution Amount	63.2520144

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	302.53
Noteholders' Principal Distributable Amount	697.47

Account Balances	$ Amount

Reserve Account
Balance as of 09/16/19	2,042,854.72
Investment Earnings	3,411.00
Investment Earnings Paid	(3,411.00)
Deposit/(Withdrawal)	-
Balance as of 10/15/19	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72